Vanguard® Mega Cap Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.5%)
	Linde plc	363,772	122,402
	Ecolab Inc.	191,578	28,704
			151,106
Consumer Discretionary (24.8%)
*	Amazon.com Inc.	6,206,668	599,192
*	Tesla Inc.	1,718,819	334,654
	Home Depot Inc.	743,322	240,829
	Costco Wholesale Corp.	322,144	173,716
	McDonald's Corp.	535,848	146,174
*	Walt Disney Co.	1,327,376	129,910
	NIKE Inc. Class B	923,334	101,281
*	Netflix Inc.	325,619	99,486
	Lowe's Cos. Inc.	453,756	96,446
	Starbucks Corp.	841,058	85,956
	TJX Cos. Inc.	820,536	65,684
*	Booking Holdings Inc.	29,252	60,828
	Dollar General Corp.	166,976	42,693
*	O'Reilly Automotive Inc.	47,159	40,771
*	Uber Technologies Inc.	1,321,090	38,497
	Estee Lauder Cos. Inc. Class A	154,486	36,426
	Marriott International Inc. Class A	217,535	35,969
*	Lululemon Athletica Inc.	87,073	33,115
	Ross Stores Inc.	263,849	31,047
	Yum! Brands Inc.	214,271	27,568
*	Airbnb Inc. Class A	268,094	27,383
	Electronic Arts Inc.	208,891	27,319
	Activision Blizzard Inc.	266,991	19,744
*	AutoZone Inc.	7,493	19,325
*	Chipotle Mexican Grill Inc. Class A	10,639	17,309
*	Rivian Automotive Inc. Class A	487,859	15,631
	Hilton Worldwide Holdings Inc.	106,726	15,221
*	Las Vegas Sands Corp.	149,515	7,003
			2,569,177
Consumer Staples (0.9%)
*	Monster Beverage Corp.	278,237	28,620
	Hershey Co.	110,401	25,963
	Colgate-Palmolive Co.	314,201	24,344
	Brown-Forman Corp. Class B	235,763	17,215
	Brown-Forman Corp. Class A	38,564	2,815
			98,957

		Shares	Market Value ($000)
Energy (0.4%)
	Pioneer Natural Resources Co.	168,055	39,659
Financials (2.1%)
	S&P Global Inc.	244,193	86,151
	Blackstone Inc.	517,640	47,380
	Aon plc Class A (XNYS)	148,242	45,700
	Moody's Corp.	116,369	34,709
			213,940
Health Care (6.7%)
	Thermo Fisher Scientific Inc.	285,031	159,680
*	Intuitive Surgical Inc.	263,264	71,184
	Danaher Corp.	240,393	65,726
*	Vertex Pharmaceuticals Inc.	188,584	59,668
*	Regeneron Pharmaceuticals Inc.	75,067	56,428
*	Boston Scientific Corp.	1,060,607	48,013
	Zoetis Inc.	311,270	47,979
*	Moderna Inc.	247,779	43,587
*	Edwards Lifesciences Corp.	459,004	35,458
	Agilent Technologies Inc.	221,505	34,329
	Stryker Corp.	127,702	29,868
*	Illumina Inc.	118,434	25,828
*	IDEXX Laboratories Inc.	32,911	14,016
			691,764
Industrials (9.9%)
	Visa Inc. Class A	1,187,016	257,583
	Mastercard Inc. Class A	626,939	223,441
	Accenture plc Class A	483,731	145,569
*	Boeing Co.	436,438	78,070
*	PayPal Holdings Inc.	847,181	66,427
	Universal Health Services Inc. Class B (XNYS)	269,757	51,181
*	Fiserv Inc.	426,624	44,523
	Sherwin-Williams Co.	173,241	43,168
	Automatic Data Processing Inc.	154,213	40,734
	Paychex Inc.	242,109	30,029
*	Block Inc. (XNYS)	398,172	26,984
	Global Payments Inc.	208,585	21,647
			1,029,356
Real Estate (1.9%)
	American Tower Corp.	340,975	75,441
	Equinix Inc.	67,490	46,612
	Crown Castle Inc.	318,967	45,111
	Public Storage	110,927	33,052
			200,216
Technology (50.7%)
	Apple Inc.	10,992,358	1,627,199
	Microsoft Corp.	5,364,507	1,368,700
*	Alphabet Inc. Class A	4,300,915	434,349
*	Alphabet Inc. Class C	3,757,779	381,227
	NVIDIA Corp.	1,724,314	291,806
*	Meta Platforms Inc. Class A	1,655,207	195,480
	Texas Instruments Inc.	666,449	120,267
*	Adobe Inc.	341,464	117,781
*	Salesforce Inc.	689,866	110,551
*	Advanced Micro Devices Inc.	1,180,578	91,648
	Intuit Inc.	196,165	79,955
	Applied Materials Inc.	633,322	69,412

		Shares	Market Value ($000)
*	ServiceNow Inc.	148,469	61,808
	Lam Research Corp.	101,411	47,904
	KLA Corp.	105,398	41,437
*	Palo Alto Networks Inc.	221,505	37,634
*	Autodesk Inc.	161,918	32,699
*	Snowflake Inc. Class A	200,812	28,696
*	Workday Inc. Class A	149,677	25,131
*	Synopsys Inc.	58,215	19,766
	Roper Technologies Inc.	40,798	17,906
*	Crowdstrike Holdings Inc. Class A	152,113	17,896
	Marvell Technology Inc.	328,409	15,278
*	Fortinet Inc.	261,644	13,909
*	Zoom Video Communications Inc. Class A	89,495	6,751
			5,255,190
Telecommunications (1.0%)
*	T-Mobile US Inc.	460,625	69,766
*	Charter Communications Inc. Class A	78,163	30,585
			100,351
Total Common Stocks (Cost $9,458,970)			10,349,716
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund 3.877% (Cost $8,106)	81,073	8,106
Total Investments (100.0%) (Cost $9,467,076)			10,357,822
Other Assets and Liabilities—Net (0.0%)			2,837
Net Assets (100%)			10,360,659
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2022	40	9,634	541
E-mini S&P 500 Index	December 2022	7	1,428	(6)
				535
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designeeto represent fair value and subject to oversight by the board of trustees.  Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.